Restatement of Previously Issued Financial Statements (Details) - Schedule of operation statement - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
As Reported [Member]
OPERATING EXPENSES
General and administrative	$ 49,172	$ 13,820	$ 19,074	$ 24,411	$ 17,263	$ 123,248	$ 32,895	$ 119,619	$ 82,067	$ 144,030	$ 292,252	$ 155,854
Legal and professional fees	853,628	161,571	41,768	30,383	57,769	51,579	203,338	130,239	1,056,966	160,622	1,532,958	219,533
Franchise tax	50,000	50,000	50,000	40,000	70,000	50,000	100,000	120,000	150,000	160,000	200,000	200,000
Support services - related party	52,154	59,846	52,154	52,154	59,846	52,154	112,000	112,000	164,154	164,154	185,384	224,000
Total expenses	1,004,954	285,237	162,996	146,948	204,878	276,981	448,233	481,858	1,453,187	628,806	2,210,594	799,387
OTHER INCOME
Other income											212,129
Change in fair value of warrant liability
Interest income on investments held in Trust Account	13,285	38,392	1,352,505	887,300	1,115,194	1,060,684	1,390,897	2,175,878	1,404,182	3,063,178	1,405,514	3,950,927
Total other income	13,285	38,392	1,352,505	887,300	1,115,194	1,060,684	1,390,897	2,175,878		3,063,178	1,617,643	3,950,927
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(991,669)	(246,845)	1,189,509	740,352	910,316	783,703	942,664	1,694,020	(49,005)	2,434,372	(592,951)	3,151,540
Income tax expense	(7,695)	(2,422)	273,542	178,137	219,492	212,285	271,120	431,778	263,425	609,915	297,748	788,018
NET INCOME (Loss)	$ (983,974)	$ (244,423)	$ 915,967	$ 562,215	$ 690,824	$ 571,418	$ 671,544	$ 1,262,242	$ (312,430)	$ 1,824,457	$ (890,699)	$ 2,363,522
As Reported [Member] | Class A common stock [Member]
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)	3,195,004	11,740,532	16,928,889	16,928,889	16,928,889	16,928,889	14,334,711	16,928,889	10,566,869	16,928,889	8,655,806	16,928,889
Basic and diluted net (loss) income per share (in Dollars per share)			$ 0.06	$ 0.04	$ 0.05	$ 0.05	$ 0.07	$ 0.10	$ 0.09	$ 0.14	$ 0.13	$ 0.18
As Reported [Member] | Class B common stock [Member]
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.23)	$ (0.06)	$ (0.03)	$ (0.03)	$ (0.03)	$ (0.05)	$ (0.08)		$ (0.31)	$ (0.11)	$ (0.48)	$ (0.14)
Restatement Adjustments [Member]
OPERATING EXPENSES
General and administrative
Legal and professional fees
Franchise tax
Support services - related party
Total expenses
OTHER INCOME
Other income
Change in fair value of warrant liability	$ 2,005,333	$ (14,802,294)	$ 2,387,467	(1,909,973)	$ (477,493)	$ 2,864,960	$ (12,414,827)	$ 2,387,467	$ (10,409,494)	$ 477,493	(68,334,046)	1,909,973
Interest income on investments held in Trust Account
Total other income	2,005,333	(14,802,294)	2,387,467	(1,909,973)	(477,493)	2,864,960	(12,414,827)	2,387,467	(10,409,494)	477,493	(68,334,046)	1,909,973
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	2,005,333	(14,802,294)	2,387,467	(1,909,973)	(477,493)	2,864,960	(12,414,827)	2,387,467	(10,409,494)	477,493	(68,334,046)	1,909,973
Income tax expense
NET INCOME (Loss)	$ 2,005,333	$ (14,802,294)	$ 2,387,467	$ (1,909,973)	$ (477,493)	$ 2,864,960	$ (12,414,827)	$ 2,387,467	$ (10,409,494)	$ 477,493	$ (68,334,046)	$ 1,909,973
Restatement Adjustments [Member] | Class A common stock [Member]
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Restatement Adjustments [Member] | Class B common stock [Member]
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)
Basic and diluted net (loss) income per share (in Dollars per share)	$ 0.48	$ (3.49)	$ 0.57	$ (0.45)	$ (0.11)	$ 0.67	$ (2.94)	$ 0.48	$ (2.46)	$ 0.11	$ (16.14)	$ 0.45
As Restated [Member]
OPERATING EXPENSES
General and administrative	$ 49,172	$ 13,820	$ 19,074	$ 24,411	$ 17,263	$ 123,248	$ 32,895	$ 119,619	$ 82,067	$ 144,030	$ 292,252	$ 155,854
Legal and professional fees	853,628	161,571	41,768	30,383	57,769	51,579	203,338	130,239	1,056,966	160,622	1,532,958	219,533
Franchise tax	50,000	50,000	50,000	40,000	70,000	50,000	100,000	120,000	150,000	160,000	200,000	200,000
Support services - related party	52,154	59,846	52,154	52,154	59,846	52,154	112,000	112,000	164,154	164,154	185,384	224,000
Total expenses	1,004,954	285,237	162,996	146,948	204,878	276,981	448,233	481,858	1,453,187	628,806	2,210,594	799,387
OTHER INCOME
Other income											212,129
Change in fair value of warrant liability	2,005,333	(14,802,294)	2,387,467	(1,909,973)	(477,493)	2,864,960	(12,414,827)	2,387,467	(10,409,494)	477,493	(68,334,046)	1,909,973
Interest income on investments held in Trust Account	13,285	38,392	1,352,505	887,300	1,115,194	1,060,684	1,390,897	2,175,878	1,404,182	3,063,178	1,405,514	3,950,927
Total other income	2,018,618	(14,763,902)	3,739,972	(1,022,673)	637,701	3,925,644	(11,023,930)	4,563,345	(9,005,312)	3,540,671	(66,716,403)	5,860,900
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,013,664	(15,049,139)	3,576,976	(1,169,621)	432,823	3,648,663	(11,472,163)	4,081,487	(10,458,499)	2,911,865	(68,926,997)	5,061,513
Income tax expense	(7,695)	(2,422)	273,542	178,137	219,492	212,285	271,120	431,778	263,425	609,915	297,748	788,018
NET INCOME (Loss)	$ 1,021,359	$ (15,046,717)	$ 3,303,434	$ (1,347,758)	$ 213,331	$ 3,436,378	$ (11,743,283)	$ 3,649,709	$ (10,721,924)	$ 2,301,950	$ (69,224,745)	$ 4,273,495
As Restated [Member] | Class A common stock [Member]
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)	3,195,004	11,740,532	16,928,889	16,928,889	16,928,889	16,928,889	14,334,711	16,928,889	10,566,869	16,928,889	8,655,806	16,928,889
Basic and diluted net (loss) income per share (in Dollars per share)	$ (0.01)	$ 0.00	$ 0.06	$ 0.04	$ 0.05	$ 0.05	$ 0.07	$ 0.10	$ 0.09	$ 0.14	$ 0.13	$ 0.18
As Restated [Member] | Class B common stock [Member]
OTHER INCOME
Weighted average shares outstanding of common stock (in Shares)	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222	4,232,222
Basic and diluted net (loss) income per share (in Dollars per share)	$ 0.25	$ (3.55)	$ 0.54	$ (0.48)	$ (0.14)	$ 0.62	$ (3.02)	$ 0.48	$ (2.77)	$ 0.54	$ (16.62)	$ 0.31